Bank Borrowings (Details) - Schedule of Bank Borrowings - USD ($) $ in Thousands	Oct. 31, 2023	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	May 01, 2020
Short-Term Debt [Line Items]
Bank Borrowings	$ 65,565	$ 65,803
United States Dollars [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Bank Borrowings	15,000	15,000
Hong Kong Dollars [Member]
Short-Term Debt [Line Items]
Bank Borrowings	50,565	50,803
Hong Kong Dollars [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Bank Borrowings	$ 50,565	$ 50,803